Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Materials Portfolio	Apr. 30, 2025
VIP Materials Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(2.54%)
Past 5 years	8.88%
Past 10 years	5.44%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1519
Average Annual Return:
Past 1 year	0.54%
Past 5 years	9.01%
Past 10 years	7.84%